Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

January 9, 2020

VIA EDGAR

U.S. Securities and Exchange Commission (“Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”) on behalf of:

  Parametric 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”)

Post-Effective Amendment No. 192 (1933 Act File No. 002-27962)

Amendment No. 179 (1940 Act File No. 811-01545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed in connection with the addition of Parametric Portfolio Associates LLC (“Parametric”) as sub-adviser to the Fund and to make certain other nonmaterial changes to the disclosure. The Fund is managed by Eaton Vance Management (“EVM”), a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”). Members of EVM’s Quantitative Strategies (“QS”) group are portfolio managers of the Fund. In connection with a strategic initiative being implemented by EVC, members of EVM’s QS group will join Parametric. Parametric is an indirect wholly-owned subsidiary of EVC. The QS group will continue to operate from their current offices in Boston and there will be no changes to the manner in which they conduct portfolio management activities for the Fund in connection with the foregoing changes. The prospectus and SAI of the Fund have been marked to show changes from the prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 191 filed with the Commission on December 19, 2019 (Accession No. 0000940394-19-001685).

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, file any exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon, Esq.

Vice President